Note 7 - Debt	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Debt:

Details of the Company’s credit facilities are discussed in Note
9
of the Company’s Consolidated Financial Statements for the year ended
December
31,
2017.

a. Long-term debt

ABN Facility

As at
June 30, 2018,
the outstanding balance of the ABN facility is
$50,350.
The applicable
three
-month LIBOR as of
June 30, 2018
was
2.36%.

NORD/LB Facility

As at
June 30, 2018,
the outstanding balance of the NORD/LB facility is
$19,093.
The applicable
three
-month LIBOR as of
June 30, 2018
was
2.32%.

Alpha Bank Facility

As at
June 30, 2018,
the outstanding balance of the Alpha Bank facility is
$21,350.
The applicable
three
-month LIBOR as of
June 30, 2018
was
2.33%.

AT Bank

The Company on
June 1, 2018
signed a supplemental agreement with AT Bank that resulted in the decrease of the commitment fee from
2%
to
1.3%,
effective from
March 6, 2018.

As of
June 30, 2018,
the Company has
not
drawn down any amounts under the AT Bank Senior Facility and therefore has an undrawn balance of
$23,500
as at
June 30, 2018,
part of which will be used to settle the AT Bank Predelivery Facility (see below) .

b. Short-term debt

Unsecured Notes

On
December 14, 2017,
the Company entered into a note purchase agreement, or the Note Purchase Agreement, with Crede Capital Group, LLC (or Crede), an unaffiliated third
party, pursuant to which the Company issued to Crede a
$12,500
unsecured promissory note with revolving options for
two
additional
$5,000
notes. On
January 5, 2018,
the Company amended the Note Purchase Agreement, pursuant to which the Company issued to Crede a second
unsecured promissory note in the amount of
$5,369
with a revolving option for an additional
$4,631
note. The Company further amended the Note Purchase Agreement on
February 8, 2018,
pursuant to which the borrowing availability was increased under the agreement and a third
unsecured promissory note was issued to Crede in the amount of
$6,400.
The Company refers to the
three
notes issued to Crede under the Note Purchase Agreement as the "Crede Notes."

The Crede Notes mature
24
months from the date of their issuance and bear interest at a rate of
2.0%
per annum for the period of
ninety
days starting on the issuance date, (ii)
10.0%
per annum for the period of
ninety
days starting on the date that is
ninety
days immediately following the issuance date and (iii)
15.0%
per annum starting on the date that is
one hundred eighty
days immediately following the issuance date. The Notes also restrict the Company from redeeming, repurchasing or declaring any cash dividend or distribution on any of its capital stock (other than any obligations to do so outstanding as of the issuance dates of the Notes), as long as there are outstanding amounts under the Notes.

As of
June 30, 2018,
the
first
and
second
Crede Notes have been repaid in full and there remains
$5,836
of outstanding indebtedness under the
third
Crede Note.

AT Bank Predelivery Facility

The Company during the period ended
June 30, 2018
drew down
$7,494
under the AT Bank Predelivery Facility, to finance
four
shipyard installments of M/T Eco Palm Desert.

The Company on
June 1, 2018
signed a supplemental agreement with AT Bank that resulted in the decrease of the loan margin to
6.3%
from
8.5%
and in the decrease of the commitment fee from
4.25%
to
0%,
effective from
March 6, 2018.

The applicable
three
-month LIBOR as of
June 30, 2018
was
2.32%.
As of
June 30, 2018
the outstanding balance of the facility is
$8,993
and has an undrawn balance of
$0.

AT Bank Second Predelivery Facility

On
June 1, 2018,
the Company entered into a credit facility with AT Bank for
$10,140
for the pre-delivery financing of M/T Eco California (the "AT Bank Second Predelivery Facility"). This facility can be drawn down in five
tranches to finance in full the last
five
pre-delivery instalments of M/T Eco California due for payment between
June
and
December 2018
and is repayable upon delivery of the vessel in
January 2019.

The facility contains various covenants, including a ratio of total net debt to the aggregate market value of the Company's fleet, current or future, of no
more than
75%
and minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the subsidiary that owns the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends.

The facility is secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco California;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The AT Bank Second Predelivery Facility bears interest at LIBOR plus a margin of
6.3%
(reduced to
6%
from
September 2018
onwards). The facility bears
no
commitment fee. The Company drew down
$1,690
under the AT Bank Second Predelivery Facility in
June 2018,
to finance
one
shipyard installment of M/T Eco California and as of
June 30, 2018
the outstanding balance of the facility is
$1,690
and the facility has an undrawn balance of
$8,450.
The applicable
three
-month LIBOR as of
June 30, 2018
was
2.30%.

c. Long-term debt from related parties

Amended Family Trading Credit Facility

As of
June 30, 2018,
the outstanding amount under the Amended Family Trading Credit Facility is
$5,280,
excluding deferred finance fees of
$170,
and is included in Debt from related parties. The Company during the period ended
June 30, 2018
has drawn
$5,280,
which resulted in a recognition of a debt discount of
$4,330
according to the beneficial conversion feature ("BCF") guidance ASC
470
-
20.
The intrinsic value of the BCF was determined as the proceeds received times the positive difference between the fair value of the stock on the commitment date and the conversion price formula of the facility. Debt discount is shown net of debt in the accompanying unaudited interim condensed consolidated Balance sheets, of which
$140
was amortized in the period ended
June 30, 2018
and is included in Interest and finance costs in the accompanying unaudited interim condensed consolidated Statement of comprehensive loss and has an undrawn balance of
$6,572
under the Amended Family Trading Credit Facility.

The commitment fees payable and interest payable are
$142
and
$27
respectively. Upon conversion of the principal, interest and fees outstanding as of
June 30, 2018
at the Floor Price (
$0.60
), Family Trading would receive
8,800,000
common shares.

As of
June 30, 2018,
the Company was in compliance with all debt covenants with respect to its loans and credit facilities.

d. Financing committed under sale and leaseback agreement

On
June 29, 2018
the Company entered into a sale and leaseback agreement and a
5
year time charter with Cargill for its newbuilding vessel Eco Marina Del Ray (Hull
No
8242
) currently under construction at Hyundai Mipo Dockyard Co., South Korea. Consummation of the deal is expected to take place on the vessel’s delivery date currently planned for
March 2019.
Following the sale, the Company will bareboat charter back the vessel at a bareboat hire of
$8.6
per day and immediately put it on a
five
year time charter with Cargill. As part of this transaction, the Company has continuous options to buy back the vessel during the whole five
year sale and leaseback period at purchase prices stipulated in the bareboat agreement depending on when the option is exercised and at the end of the five
year period it has to buy it back for
$22,680.
The gross proceeds from the sale amount will be
$32,400.

The abovementioned sale and leaseback transaction contains, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements.